11. WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of warrant activity exercisable and outstanding

A summary of warrant activity during the six months ended September 30, 2014 is presented below:

	Amount	Range of Exercise Price	Weighted Average Exercise Price
Warrants outstanding at March 31, 2014	70,709,475	$0.042 - $0.25	$0.13
Exercised	(2,166,104)	$0.086 – $0.12	$0.10
Issued	15,375,614	$0.042 - $0.24	$0.07
Cancelled/Expired	(1,136,364)	$0.13	$0.13
Warrants outstanding at September 30, 2014	82,782,621	$0.042 - $0.25	$0.10
Warrants exercisable at September 30, 2014	82,782,621	$0.042 - $0.25	$0.10

The following is a summary of the stock options outstanding at March 31, 2014 and 2013 and the changes during the years then ended:

	Year Ended March 31,
	2014		2013
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	21,095,798	$0.28	19,428,693	$0.31
Granted	5,220,536	$0.09	1,667,105	$0.08
Exercised	182,927	$0.08	–	$–
Cancelled/Forfeited	–	$–	–	$–
Outstanding, end of year	26,133,407	$0.25	21,095,798	$0.28
Exercisable, end of year	22,487,563	$0.27	19,141,625	$0.29
Weighted average estimated fair value of options granted		$0.13		$0.08

Weighted average assumptions used to estimate the fair value, with respect to warrants utilizing the Binomial Lattice option pricing model

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to warrants utilizing the Binomial Lattice option pricing models at, and during, the six months ended September 30, 2014:

Risk free interest rate	0.79% - 2.29%
Average expected life	5 years – 7 years
Expected volatility	90.1% - 95.8%
Expected dividends	None

The following outlines the significant weighted average assumptions used to estimate the fair value of warrants granted utilizing the Binomial Lattice option pricing model:

Year Ended March 31,
	2014	2013
Risk free interest rate	1.3%-2.04%	0.86%-1.56%
Average expected life	5 to 7 years	5 to 7 years
Expected volatility	91.2% - 98.5%	90.3% - 94.3%
Expected dividends	None	None